Summary of material accounting policies (Details) $ in Millions	Mar. 31, 2026 USD ($)
Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Discretionary incentives payable to certain employees on completion of merger and disposal transactions	$ 145